13. STOCK-BASED COMPENSATION (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Granted	3,980,671	4,369,527	4,655,384	4,318,084
Option 1
Date of Grant	24-Sep-15
Shares Granted	1,027,916
Exercise Price	91.48
Dividend yield	0.00%
Risk - free interest rate	1.84%
Volatility	26.00%
Expected Life (in years)	6 years 29 days
Option 1 | USD
Exercise Price	14.00
Option 2
Date of Grant	28-Dec-15
Shares Granted	279,616
Exercise Price	87.39
Dividend yield	0.00%
Risk - free interest rate	2.05%
Volatility	25.00%
Expected Life (in years)	6 years 29 days
Option 2 | USD
Exercise Price	13.38
Option 3
Date of Grant	29-Apr-16
Shares Granted	272,400
Exercise Price	88.54
Dividend yield	0.00%
Risk - free interest rate	2.05%
Volatility	41.00%
Expected Life (in years)	6 years 29 days
Option 3 | USD
Exercise Price	13.55
Option 4
Date of Grant	Sep-27-16
Shares Granted	42,000
Exercise Price	88.87
Dividend yield	0.00%
Risk - free interest rate	1.39%
Volatility	32.00%
Expected Life (in years)	6 years 29 days
Option 4 | USD
Exercise Price	13.60
Option 5
Date of Grant	Nov-29-16
Shares Granted	314,000
Exercise Price	88.87
Dividend yield	0.00%
Risk - free interest rate	2.12%
Volatility	32.00%
Expected Life (in years)	6 years 29 days
Option 5 | USD
Exercise Price	13.60
Option 6
Date of Grant	Apr-28-17
Shares Granted	71,360
Exercise Price	106.8
Dividend yield	0.00%
Risk - free interest rate	2.10%
Volatility	23.00%
Expected Life (in years)	6 years 29 days
Option 6 | USD
Exercise Price	16.35
Option 7
Date of Grant	Jun-16-17
Shares Granted	16,000
Exercise Price	103.24
Dividend yield	0.00%
Risk - free interest rate	1.97%
Volatility	21.00%
Expected Life (in years)	6 years 29 days
Option 7 | USD
Exercise Price	15.80
Option 8
Date of Grant	Oct-13-17
Shares Granted	531,656
Exercise Price	111.08
Dividend yield	0.00%
Risk - free interest rate	2.02%
Volatility	18.00%
Expected Life (in years)	6 years 29 days
Option 8 | USD
Exercise Price	17.00
Option 9
Date of Grant	Sep-13-18
Shares Granted	10,000
Exercise Price	85.79
Dividend yield	0.00%
Risk - free interest rate	2.90%
Volatility	63.11%
Expected Life (in years)	6 years 29 days
Option 9 | USD
Exercise Price	12.50